Loan Payable to Third Parties	6 Months Ended
Jun. 30, 2025
Loan Payable to Third Parties
Loan Payable to Third Parties

Note 9 - Loan Payable to Third Parties

	June 30,	December 31,
	2025	2024
Loan payable to third parties (i)	$-	$1,027,734
Loan payable to third party (ii)	2,199,860	2,223,000
Total	$2,199,860	$3,250,734

(i)

On December 17, 2021, the Group borrowed $7.0 million from two third parties. The amounts are unsecured with an interest rate of 6% per annum and with a one-year term from December 17, 2021 to December 16, 2022. The balance was $3,395,861 as of December 16, 2022. The remaining balance was extended to December 15, 2024, with an interest rate of 6% per annum. The Group fully repaid one third party’s principal and interest by September 16, 2024. On December 16, 2024, the Group signed an extension agreement with the other third party, such that the remaining principal and interest balance of $1,027,734 was extended to December 15, 2025. If the Group fails to repay the debt, the Group shall pay the third parties for the liquidated damages at the rate of thousandths of the amount in arrears per day, and also compensate the legal costs, execution fees, etc. incurred in realizing the creditors rights. On June 20, 2025, the Group fully settled the remaining principal and interest by transferring $1,062,249 accounts receivables to the third party.

(ii)

On August 1, 2024, the Company entered into a promissory note agreement with a creditor, pursuant to which the Company issued the investor an unsecured promissory note with original principal amount of $2,160,000 for $2,000,000 in gross proceeds. The promissory note bears interest at a rate of 7% per annum compounding daily with a term of twelve months. The promissory note includes an original issue discount of $140,000 along with $20,000 for creditor costs and other transaction expenses incurred in connection with the purchase and sale of the promissory note. The Group may prepay all or a portion of the promissory note at any time by paying 105% of the outstanding balance elected for pre-payment. As of December 31, 2024, the outstanding principal and interest balance was $2,223,000.

During the six months ended June 30, 2025, the Company settled the principal of $100,000 by issuing 43,554 common shares of the Company to the investor. The fair value of these shares was $131,969, based on the Company’s share price. As a result, the Group recognized a loss from extinguishment of debt in the amount of $31,969 as other expense for the six months ended June 30, 2025.

As of June 30, 2025, the outstanding principal and interest balance was $2,199,860. Subsequent to June 30, 2025, the Company issued 1,175,934 common shares of the Company to repay $1,660,595 principal amount of this promissory note.